Federated Hermes Treasury Obligations Fund Annual Total Returns	12 Months Ended
Dec. 31, 2024
Administrative Shares [Member] | Federated Hermes Treasury Obligations Fund | ADM
Prospectus [Line Items]
Annual Return [Percent]	4.86%